SECURITIES AND EXCHANGE COMMISSION

                                   FORM 13F-E

            NAME OF REPORTING MANAGER: GENESIS ASSET MANAGERS LIMITED


If Amended Report Check Here [X]

Report for the Calendar Year or Quarter Ended:    06/30/99

Institutional Investment Manager:                 GENESIS ASSET MANAGERS LIMITED

I REPRESENT THAT I AM AUTHORIZED TO SUBMIT THIS FORM AND THAT ALL INFORMATION IN THIS FORM AND THE ATTACHMENTS TO IT ARE TRUE, CORRECT AND COMPLETE, AND I UNDERSTAND THAT ALL REQUIRED ITEMS, STATEMENTS AND SCHEDULES ARE INTEGRAL PARTS OF THIS FORM AND THAT THE SUBMISSION OF ANY AMENDMENT REPRESENTS THAT ALL UNAMENDED ITEMS, STATEMENTS AND SCHEDULES REMAIN TRUE, CORRECT AND COMPLETE AS PREVIOUSLY SUBMITTED.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Name, Title and Telephone Number of Person Submitting Report:

Jeremy D. Paulson-Elis, Member
Phone: 011 44 171 235 5040

Signature, Place and Date of Signing:

/s/Jeremy D. Paulson-Elis
London, UK
8/12/99

Other Managers on Whose Behalf this Report is Filed:

Genesis Asset Managers Limited    28-6418
Genesis Asset Managers International Limited   28-7436

Managers Reporting on Behalf of Reporting Manager:

None

REPORT SUMMARY:

Number of Other Included Managers: (1)One
                                  --------
Form 13F Information Table Entry Total: 31
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Form 13F Information Table Value Total: 1,400,452,838
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REPORT    PTR289    3Y CHOATE HALL & STEWART                                SECURITIES AND EXCHANGE COMMISSION FORM 13-F
          MANAGER   (JMC)                                                                  AS OF 06/30/99

                                                                                             INVESTMENT

ITEM 1                          ITEM 2    ITEM 3       ITEM 4       ITEM 5         ITEM 6       ITEM 7              ITEM 8
                                                                                                MANAGERS
         NAME OF ISSUER        TITLE OFCUSIP NUMBER FAIR MARKET SHARES OR a) SOLE     c) NONE          a)SOLE b)SHARED AS c)SHARED
                                CLASS                VALUE ($)  PRINCIPAL       (b)SHARED                      DEFINED BY    OTHER
                                                     (X 1000)    AMOUNT                                        INSTR. V
        ---------------        ------ ------------  ---------   -------- ---------------------- ------- ----------------------------
Ashanti Goldfields               GDR    043743202    66229     9546484      SOLE                  1      9546484
Banco Latino America de Export  CL E    P16994132    36931     1380602      SOLE                  1      1380602
Banco Santiago                   ADR    05965L105     3066      159800      SOLE                  1       159800
Central European Media Ent       CLA    G20045103     9553     1469616      SOLE                  1      1469616
Compania de Telecornunicaciones  ADR    204449300    21950      886875      SOLE                  1       886875
Desc                             ADR    250309101    82681     3654428      SOLE                  1      3654428
Distribucion y Servicios (D&S)   ADR    254753106    73146     3901100      SOLE                  1      3901100
Embotelladora Andina             ADR A  29081P204    52238     2611900      SOLE                  1      2611900
Embotelladora Andina             ADR B  29081P303    35842     2350300      SOLE                  1      2350300
Enersis                          ADR    29274F104    35526     1553033      SOLE                  1      1553033
Femsa                            ADS    344419106    96561     2421600      SOLE                  1      2421600
Gener                            ADR    368731105    22372     1260419      SOLE                  1      1260419
Gulf Indonesia Resources LTD     COM    402284103    32233     2802899      SOLE                  1      2802899
Huaheng Power Intl.              ADR    443304100    55114     3218350      SOLE                  1      3218350
Laboratorio Chile                ADR    50540H104    10719      595500      SOLE                  1       595500
Mavesa                           ADIR   577717101    17208     5294875      SOLE                  1      5294875
Millicom Int'l,                  Com    L6388F102    77689     2466333      SOLE                  1      2466333
Minera Buenaventura              ADS    204448104    24076     1572300      SOLE                  1      1572300
OTE                              ADR    423325307    14522     1312700      SOLE                  1      1312700
Panamerican Beverages Inc.       Com    P74823108    88302     3708200      SOLE                  1      3708200
PLDT                             ADR    718252604    92292     3057280      SOLE                  1      3057280
Provida                          ADR    00709P108    13950      634100      SOLE                  1       634100
Quilmes Industrial               ADR    74838Y108    76969     6219736      SOLE                  1      6219736
Quinenco                         ADS    748718103    38539     4110800      SOLE                  1      4110800
Santa Isabel                     ADR    802233106     3374      333200      SOLE                  1       333200
Southern Peru Ltd                COM    8436111046    3198      221486      SOLE                  1       221486
Telebras                         HOLDRS 879281R106    3420       38000      SOLE                  1        38000
Telefonica de Argentina          ADS    879378206     1876       59798      SOLE                  1        59798
Telefonica del Peru              ADS    879384105    68871     4553465      SOLE                  1      4553465
Telefonos de Mexico ADS          ADS L  879403780   204674     2532700      SOLE                  1      2532700
TV Azteca                        ADR    901145102    37332     7196500      SOLE                  1      7196500
                                                    ------
REPORT SUMMARY             31 DATA RECORDS         1400453        1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



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